UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-57347

John Hancock Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Brian E. Langenfeld, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1722

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Financial Trends Fund, Inc.

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 98.36%                                                                                                 $71,111,450
(Cost $41,171,093)

Asset Management & Custody Banks 6.40%                                                                                 4,627,251
Affiliated Managers Group, Inc. (I)                                                                       23,200       1,439,096
Bank of New York Co., Inc. (The)                                                                          26,000         755,300
Eaton Vance Corp.                                                                                         15,000         351,600
Franklin Resources, Inc.                                                                                   5,500         377,575
Northern Trust Corp.                                                                                       5,000         217,200
State Street Corp.                                                                                        34,000       1,486,480

Consumer Finance 2.21%                                                                                                 1,595,750
MBNA Corp.                                                                                                65,000       1,595,750

Diversified Banks 11.85%                                                                                               8,566,592
Bank of America Corp.                                                                                     49,848       2,198,297
U.S. Bancorp.                                                                                             68,500       1,974,170
Wachovia Corp.                                                                                            43,203       2,199,465
Wells Fargo & Co.                                                                                         36,700       2,194,660

Investment Banking & Brokerage 10.34%                                                                                  7,474,004
Ameritrade Holding Corp. (I)                                                                              16,000         163,360
Goldman Sachs Group, Inc. (The)                                                                           10,700       1,176,893
Legg Mason, Inc.                                                                                          18,650       1,457,311
Lehman Brothers Holdings, Inc.                                                                            13,000       1,224,080
Merrill Lynch & Co., Inc.                                                                                 30,000       1,698,000
Morgan Stanley                                                                                             9,500         543,875
Raymond James Financial, Inc.                                                                             39,950       1,210,485

Life & Health Insurance 5.49%                                                                                          3,969,484
AFLAC, Inc. (L)                                                                                           25,000         931,500
Prudential Financial, Inc.                                                                                31,510       1,808,674
StanCorp Financial Group, Inc.                                                                            14,500       1,229,310

Multi-Line Insurance 3.26%                                                                                             2,356,320
American International Group, Inc.                                                                        15,000         831,150
Assurant, Inc.                                                                                               500          16,850
Hartford Financial Services Group, Inc. (The)                                                             22,000       1,508,320

Other Diversified Financial Services 5.82%                                                                             4,208,544
Citigroup, Inc.                                                                                           49,100       2,206,554
JPMorgan Chase & Co.                                                                                      51,960       1,797,816
National Financial Partners Corp.                                                                          5,130         204,174

Property & Casualty Insurance 0.96%                                                                                      695,792
ProAssurance Corp. (I)                                                                                    17,615         695,792

Regional Banks 42.59%                                                                                                 30,794,820
ABC Bancorp.                                                                                              21,480         362,797
Alabama National Bancorp.                                                                                  9,000         557,010
BancorpSouth, Inc.                                                                                        38,167         787,767
BB&T Corp.                                                                                                38,382       1,499,969
BOK Financial Corp. (I)                                                                                   26,776       1,089,248
Capital City Bank Group, Inc.                                                                             21,062         853,222
City National Corp.                                                                                       18,000       1,256,760
Colonial BancGroup, Inc. (The)                                                                            38,112         782,058
Commerce Bancshares, Inc.                                                                                 19,402         935,176
Commercial Bankshares, Inc.                                                                               35,551       1,386,489
Community Bancorp. (I)                                                                                       880          22,167
Compass Bancshares, Inc.                                                                                  26,525       1,204,235
Fifth Third Bancorp.                                                                                      22,000         945,560
First Bancorp. of North Carolina                                                                          18,532         419,564
First Charter Corp.                                                                                       28,500         643,815
First Horizon National Corp.                                                                              21,580         880,248
Hancock Holding Co.                                                                                       21,000         682,500
LSB Bancshares, Inc.                                                                                      56,512         966,299
M&T Bank Corp.                                                                                            10,000       1,020,600
Marshall & Ilsley Corp.                                                                                   19,250         803,687
National City Corp.                                                                                       18,000         603,000
North Fork Bancorp., Inc.                                                                                 25,500         707,370
Peoples BancTrust Co., Inc. (The)                                                                         52,800         844,800
Pinnacle Financial Partners, Inc. (I)                                                                     78,000       1,616,160
PNC Financial Services Group, Inc.                                                                        23,000       1,184,040
Provident Bankshares Corp.                                                                                20,156         664,342
Seacoast Banking Corp. of Florida                                                                         69,520       1,368,154
Southwest Bancorp. of Texas, Inc.                                                                         20,000         367,000
Summit Bancshares, Inc.                                                                                   18,600         317,130
SunTrust Banks, Inc.                                                                                      26,556       1,913,891
TCF Financial Corp.                                                                                       42,000       1,140,300
Trustmark Corp.                                                                                           32,000         928,000
Whitney Holding Corp.                                                                                     10,200         454,002
Zions Bancorp.                                                                                            23,000       1,587,460

Reinsurance 2.40%                                                                                                      1,736,963
Assured Guaranty Ltd. (Bermuda)                                                                           25,150         451,443
Axis Capital Holdings Ltd. (Bermuda)                                                                      13,000         351,520
RenaissanceRe Holdings Ltd. (Bermuda)                                                                     20,000         934,000

Specialized Finance 0.38%                                                                                                272,840
CIT Group, Inc.                                                                                            7,180         272,840

Thrifts & Mortgage Finance 6.66%                                                                                       4,813,090
Countrywide Financial Corp.                                                                               20,000         649,200
First Financial Holdings, Inc.                                                                            40,500       1,125,090
Freddie Mac                                                                                               23,000       1,453,600
South Street Financial Corp.                                                                              95,000         893,950
Washington Mutual, Inc.                                                                                   17,500         691,250

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 1.64%                                                                                          $1,183,282
(Cost $1,183,282)

Certificates of Deposit 0.04%                                                                                             28,771
Deposits in mutual banks                                                                                      29          28,771

Joint Repurchase Agreement 0.72%                                                                                         518,000
Investment in a joint repurchase agreement transaction with
Morgan Stanley -
Dated 03-31-05 due 04-01-05 (secured by U.S. Treasury Inflation
Indexed
Bond 3.875% due 04-15-29)                                                                  2.660             518         518,000

                                                                                                          Shares
Cash Equivalents 0.88%                                                                                                   636,511
AIM Cash Investment Trust (T)                                                                            636,511         636,511

Total investments 100.00%                                                                                            $72,294,732


John Hancock

Financial Trends Fund, Inc.

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $42,354,375. Gross unrealized appreciation and depreciation of investments aggregated $30,294,617 and $354,260, respectively, resulting in net unrealized appreciation of $29,940,357.

For more information
Directors
Franklin C. Golden
Robert G. Freedman
Russell J. Page
Fred G. Steingraber
Donald R. Tomlin
H. Hall Ware, III

Officers
Franklin C. Golden
Chairman
Robert E. Gramer
Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Registrar
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Independent Directors' Counsel
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia 30309

Fund Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: JHFT

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Financial Trends Fund, Inc.

PT0Q1     3/05
          5/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal acccounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Trends Fund, Inc.

By:
    ------------------------------
    Barry H. Evans
    President

Date:    May 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    Barry H. Evans
    President

Date:    May 31, 2005


By:
    ------------------------------
    Robert E. Gramer
    Treasurer


Date:    May 31, 2005